Maturity analysis of financial liabilities	12 Months Ended
Dec. 31, 2023
Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Measurement categories, credit risk and maturity analysis of financial instruments [text block]

Note 23

Maturity analysis of assets and liabilities
a) Maturity analysis of carrying amounts of assets and

liabilities
The table

below provides

an analysis

of carrying

amounts of

balance sheet

assets and

liabilities, as

well as

off-balance
sheet

exposures

by

residual

contractual

maturity

as

of

the

reporting

date.

The

residual

contractual

maturity

of

assets
includes the effect

of callable features.

The residual contractual

maturity of liabilities and

off-balance sheet exposures

is
based on the earliest date on which a third party

could require UBS AG to pay.
Derivative financial instruments

and financial assets

and liabilities at

fair value held for

trading are presented

in the
Due
within 1 month

column;

however, the respective contractual maturities may extend

over significantly longer periods.
Assets held to hedge unit-linked investment contracts

(presented within
Financial assets at fair value not

held for trading
)
are

presented

in

the
Due within

1

month

column,

consistent

with

the

maturity

assigned

to

the

related

amounts

due
under unit-linked investment contracts (presented within Other financial liabilities designated at fair value ).
Other financial assets

and liabilities with

no contractual maturity, such

as equity securities,

are presented in

the
Perpetual /
Not applicable

column. Undated or

perpetual instruments are

classified based on the

contractual notice period

that the
counterparty

of the

instrument

is entitled

to

give.

Where

there

is no

contractual

notice

period,

undated

or perpetual
contracts are presented in the
Perpetual / Not applicable

column.
Non-financial assets

and liabilities

with no

contractual maturity

are generally

included in

the
Perpetual /

Not applicable
column.

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 416.2 25.6 47.6 105.2 77.8 94.0 766.4
Amounts due from banks 12.0 0.5 5.4 10.0 0.2 0.1 28.2
Loans and advances to customers 135.5 12.1 33.3 89.4 61.4 74.0 405.6
Other financial assets measured at amortized cost 7.4 1.6 4.2 5.1 16.1 19.9 54.3
Total financial assets measured at fair value through profit or loss
312.5 6.7 7.8 7.4 11.8 3.4 1.9 351.5
Financial assets at fair value not held for trading 24.8 6.7 7.8 7.4 11.8 3.4 1.9 63.8
Financial assets measured at fair value through other
comprehensive income
0.1 1.1 1.0 0.1 0.0 0.0 2.2
Total non-financial assets 6.6 0.2 1.2 0.4 27.5 35.9
Total assets 735.4 33.4 56.5 112.7 90.8 97.8 29.5 1,156.0
Liabilities
Total financial liabilities measured at amortized cost 497.1 65.1 81.1 30.3 49.6 27.1 12.5 762.8
Customer deposits 433.2 48.9 49.6 15.3 8.4 0.3 555.7
Funding from UBS Group AG measured at amortized cost 2.5 0.8 8.2 24.3 19.0 12.5 67.3
Debt issued measured at amortized cost 6.4 11.7 26.8 6.3 11.8 6.8 69.8 of which: non-subordinated 6.4 11.7 24.3 6.0 11.6 6.8 66.8
of which: subordinated 2.5 0.3 0.2 3.0
Total financial liabilities measured at fair value through
profit or loss
1
250.1 11.4 22.6 23.3 8.3 12.7 328.4
Debt issued designated at fair value 13.1 11.3 21.8 23.0 8.0 9.1 86.3
Total non-financial liabilities 5.2 2.8

0.0

0.1

0.4

0.1
0.5 9.2
Total liabilities

752.5 79.3 103.8 53.7 58.3 39.9 13.0 1,100.4
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 43.0 0.5 0.4 0.0 0.0 44.0
Guarantees 33.4 33.4
Forward starting reverse repurchase and securities borrowing agreements
10.4 10.4
Irrevocable committed prolongation of existing loans 2.0 0.8 1.3 0.0 0.0 4.2
Total 88.8 1.4 1.8 0.0 0.0 91.9

31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Assets
Total financial assets measured at amortized cost 425.2 28.7 34.5 78.8 70.5 92.8 730.4
Amounts due from banks 13.3 0.6 0.6 0.0 0.0 0.1 14.7
Loans and advances to customers 141.9 16.3 28.3 74.9 55.6 73.0 390.0
Other financial assets measured at amortized cost 8.8 4.2 2.8 3.0 14.8 19.7 53.4
Total financial assets measured at fair value through profit or loss
300.4 10.0 7.8 3.6 9.9 2.0 1.5 335.1
Financial assets at fair value not held for trading 24.6 10.0 7.8 3.6 9.9 2.0 1.5 59.4
Financial assets measured at fair value through other
comprehensive income
0.3 0.9 0.9 0.1 0.0 0.0 2.2
Total non-financial assets 7.1 0.2 2.0 0.4 28.0 37.7
Total assets 732.9 39.5 43.4 82.4 82.4 95.1 29.6 1,105.4
Liabilities
Total financial liabilities measured at amortized cost 524.3 40.2 49.6 20.7 35.2 23.5 11.8 705.4
Customer deposits 464.5 28.5 23.8 7.7 2.3 0.3 527.2
Funding from UBS Group AG measured at amortized cost 2.0 4.8 21.2 16.3 11.8 56.1
Debt issued measured at amortized cost 4.6 8.8 23.3 7.2 10.0 5.7 59.5 of which: non-subordinated 4.6 8.8 23.3 4.8 9.5 5.7 56.5
of which: subordinated 2.4 0.5 3.0
Total financial liabilities measured at fair value through
profit or loss
1
265.9 13.8 16.3 19.6 7.3 10.5 333.4
Debt issued designated at fair value 9.3 12.3 15.9 19.3 6.9 8.2 71.8
Total non-financial liabilities 6.7 2.6 0.5 9.7
Total liabilities

796.9 56.5 65.9 40.4 42.5 34.0 12.3 1,048.5
Guarantees, loan commitments and forward starting transactions
2
Irrevocable loan commitments 39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting reverse repurchase and securities borrowing agreements
3.8 3.8
Irrevocable committed prolongation of existing loans

4.7 4.7
Total 70.1 0.3 0.4 0.0 70.9
1 As of 31 December

2023 and 31 December 2022,

the contractual redemption amount

at maturity of debt issued

designated at fair value

through profit or loss and

other financial liabilities measured at

fair value
through profit or loss

was not materially

different from the carrying

amount.

2 The notional

amounts associated with

derivative loan commitments,

as well as

forward starting repurchase

and reverse repurchase
agreements, measured at

fair value through

profit or loss

are presented together

with notional amounts

related to derivative

instruments and have

been excluded from

the table above.

Refer to Note

10 for more
information.

b) Maturity analysis of financial liabilities on an undiscounted basis
The table below provides

an analysis of financial

liabilities on an undiscounted

basis, including all

cash flows relating

to
principal and

future interest

payments. The

residual contractual

maturities for

non-derivative and

non-trading financial
liabilities are based on the earliest date on

which UBS AG could be contractually required to pay. Derivative positions and trading liabilities,

predominantly made

up of short

sale transactions,

are presented

in the
Due within 1

month

column
,
as this provides a conservative reflection of the nature of these trading activities. The residual contractual maturities may
extend over significantly longer periods.

31.12.23
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 6.2 2.6 3.9 0.3 4.4 0.0 17.4
Payables from securities financing transactions 4.0 1.1 0.7 5.8
Cash collateral payables on derivative instruments 34.9 34.9
Customer deposits 433.5 49.7 51.6 16.9 9.8 0.3 561.8
Funding from UBS Group AG measured at amortized cost
2
2.8 1.7 1.7 11.0 31.9 24.1 12.9 86.1
Debt issued measured at amortized cost 6.4 11.9 27.4 7.0 12.8 8.1 73.6
Other financial liabilities measured at amortized cost 6.2 0.1 0.4 0.5 1.1 1.1 9.4 of which: lease liabilities
0.0 0.1 0.4 0.5 1.1 1.1 3.3
Total financial liabilities measured at amortized cost 494.1 67.0 85.7 35.6 60.1 33.6 12.9 789.1
Financial liabilities at fair value held for trading
3,4
31.7 31.7
Derivative financial instruments 3,5 140.7 140.7
Brokerage payables designated at fair value 42.3 42.3
Debt issued designated at fair value
6
13.1 11.8 22.5 25.7 8.1 11.8 93.0
Other financial liabilities designated at fair value 22.1 0.1 0.8 0.3 0.3 7.2 30.8
Total financial liabilities measured at fair value through
profit or loss 249.9 11.9 23.3 26.0 8.4 19.0 338.4
Total 744.0 78.9 109.0 61.6 68.5 52.6 12.9 1,127.5
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
43.0 0.5 0.4 0.0 0.0 44.0
Guarantees 33.4 33.4
Forward starting reverse repurchase and securities
borrowing agreements
7
10.4 10.4
Irrevocable committed prolongation of existing loans 2.0 0.8 1.3 0.0 0.0 4.2
Total 88.8 1.4 1.8 0.0 0.0 91.9

31.12.22
USD bn
Due within

1 month
Due between

1 and 3
months
Due between

3 and 12
months
Due between

1 and 2 years
Due between

2 and 5 years
Due over

5 years
Perpetual /
Not
applicable Total
Financial liabilities recognized on balance sheet
1
Amounts due to banks 6.3 2.6 1.9 0.3 0.6 0.0 11.7
Payables from securities financing transactions 3.3 0.3 0.4 0.3 0.0 4.4
Cash collateral payables on derivative instruments 36.4 36.4
Customer deposits 464.6 28.8 24.5 8.2 2.6 0.3 529.0
Funding from UBS Group AG measured at amortized cost
2
2.2 0.6 1.2 6.8 27.6 21.2 12.7 72.3
Debt issued measured at amortized cost 4.6 8.9 23.7 7.8 10.8 6.9 62.8
Other financial liabilities measured at amortized cost 5.6 0.1 0.4 0.5 1.2 1.3 9.2 of which: lease liabilities
0.1 0.1 0.4 0.5 1.2 1.3 3.7
Total financial liabilities measured at amortized cost 523.1 41.2 52.2 24.0 42.8 29.8 12.7 725.8
Financial liabilities at fair value held for trading
3,4
29.5 29.5
Derivative financial instruments 3,5 154.9 154.9
Brokerage payables designated at fair value 45.1 45.1
Debt issued designated at fair value
6
9.4 12.4 16.0 19.7 7.1 12.3 76.8
Other financial liabilities designated at fair value 27.1 1.4 0.4 0.4 0.5 5.0 34.8
Total financial liabilities measured at fair value through
profit or loss 266.0 13.8 16.4 20.0 7.5 17.3 341.1
Total 789.2 55.0 68.6 44.0 50.3 47.1 12.7 1,066.9
Guarantees, loan commitments and forward starting transactions
Irrevocable loan commitments
7
39.3 0.3 0.4 0.0 40.0
Guarantees 22.4 22.4
Forward starting reverse repurchase and securities
borrowing agreements
7
3.8 3.8
Irrevocable committed prolongation of existing loans 4.7 4.7
Total 70.1 0.3 0.4 0.0 70.9
1 Except for financial liabilities at

fair value held for trading

and derivative financial instruments

(see footnote 3), the amounts

presented generally represent undiscounted

cash flows of future interest and

principal
payments.

2 The time-bucket Perpetual / Not applicable

includes perpetual loss-absorbing additional tier 1 capital instruments.

3 Carrying amount is fair value. Management believes that this best represents the
cash flows

that would

have to

be paid

if these

positions had

to be

settled or

closed out.

4 Contractual

maturities of

financial liabilities

at fair

value

held for

trading are:

USD
29.9
bn due

within 1

month
(31 December 2022: USD 27.8 bn), USD 1.8
bn due between 1

month and 1 year

(31 December 2022:

USD
1.7 bn) and USD 0
bn due between 1

and 5 years (31

December 2022: USD
0
bn).

5 Includes USD
52 m
(31 December 2022: USD 46
m) related to fair

values of derivative

loan commitments and forward

starting reverse repurchase agreements

classified as derivatives,

presented within “Due within

1 month”. The

full
contractual committed amount of USD 65.2 bn (31 December 2022: USD 34.4
bn) is presented in Note 10 under notional amounts.

6 Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of

the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at

the relevant reporting date.

7 Excludes derivative
loan commitments and forward starting reverse repurchase agreements measured at fair value (see footnote 5).